Operating Lease Right-Of-Use Assets (Details) - Schedule of weighted average remaining lease term and weighted average operating lease discount rate,	Dec. 31, 2021	Dec. 31, 2020
Schedule of weighted average remaining lease term and weighted average operating lease discount rate, [Abstract]
Weighted average of remaining operating lease term (years)	2 years	3 years
Weighted average operating lease discount rate	10.00%	10.00%